Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20:- SUBSEQUENT EVENTS

During the first quarter of 2025, Sapiens completed the acquisition of 100% of the outstanding shares of a Canadian company which focus on life insurance industry, for a total cash consideration of $6,485. In addition, Sapiens completed the acquisition of 60% of the outstanding shares of a Spanish company which focus on life insurance industry in Europe and Latin America, for a total cash consideration of $10,884.

On March 25, 2025, based on the results of the six months period commencing July 2024 until December 31, 2024, the Company’s board of directors approved the distribution of a cash dividend of $0.30 per common share for a total amount of approximately $16.8 million. In addition, the board of directors has approved distribution of a special cash dividend of $0.36 per common share for a total amount of approximately $20.1 million. The total cash dividend distribution will be $0.66 per common share, or $36.9 million, and will be paid during April 2025.